FAIR VALUE HIERARCHY - Significant unobservable inputs used in the fair value measurements categorized within Level 3 (Details) - Level 3	Jun. 30, 2025	Dec. 31, 2024
Credit spread of the Company | Binomial option pricing model - Lattice model
FAIR VALUE HIERARCHY
Equity instrument in respect of DPS1 and DPS4		0.136
Volatility | Binomial option pricing model - Lattice model
FAIR VALUE HIERARCHY
Equity instrument in respect of DPS1 and DPS4		0.626
Minimum | Risk free rate | Binomial option pricing model - Lattice model
FAIR VALUE HIERARCHY
Equity instrument in respect of DPS1 and DPS4		0.03934
Maximum | Risk free rate | Binomial option pricing model - Lattice model
FAIR VALUE HIERARCHY
Equity instrument in respect of DPS1 and DPS4		0.04119
CCIRS contract of the loan No.1 | Interpolated SOFR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input		0.0445
CCIRS contract of the loan No.1 | Minimum | Interpolated SOFR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0345
CCIRS contract of the loan No.1 | Maximum | Interpolated SOFR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0445
DPS2 | Credit spread of the Company | Binomial option pricing model - Lattice model and Available Market Price (AMP)
FAIR VALUE HIERARCHY
Derivative, measurement input	0.136	0.136
DPS2 | Volatility | Binomial option pricing model - Lattice model and Available Market Price (AMP)
FAIR VALUE HIERARCHY
Derivative, measurement input	0.6922	0.626
Other investments | Risk free rate | Combination of calibration method and market comparable Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input	0.025	0.025
Other investments | Minimum | Volatility | Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input	0.538	0.538
Other investments | Maximum | Volatility | Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input	0.908	0.908